Accumulated Other Comprehensive (Loss) Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at the beginning of the period	$ (94.4)	$ 18.3	$ (3.0)
Change during period	(133.9)	(112.0)	21.6
Change in LNS derivative financial instrument	(0.2)	(0.5)	(0.1)
Reclassified into operations	6.3	(0.2)	(0.2)
Balance at the end of the period	(222.2)	(94.4)	18.3
Foreign Currency Items
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at the beginning of the period	(69.4)	28.0	9.8
Change during period	(136.2)	(97.4)	18.2
Balance at the end of the period	(205.6)	(69.4)	28.0
Derivative Financial Instruments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at the beginning of the period	(8.0)	(1.4)	0.8
Change during period	(3.6)	(6.1)	(2.1)
Change in LNS derivative financial instrument	(0.2)	(0.5)	(0.1)
Reclassified into operations	5.2
Balance at the end of the period	(6.6)	(8.0)	(1.4)
Other comprehensive income (loss), tax benefit (expense)	4.6	0.0	(1.0)
Unrecognized pension benefit costs, net of taxes
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at the beginning of the period	(17.0)	(8.3)	(13.6)
Change during period	5.9	(8.5)	5.5
Reclassified into operations	1.1	(0.2)	(0.2)
Balance at the end of the period	(10.0)	(17.0)	(8.3)
Other comprehensive income (loss), tax benefit (expense)	$ (2.1)	$ (2.6)	$ (2.0)